Employee Benefits (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Expected Future Benefit Payments
2012	$ 146
2013	153
2014	160
2015	166
2016	173
2017-2021	988
Postretirement Welfare Plan [Member]
Expected Future Benefit Payments
2012	17
2013	18
2014	19
2015	20
2016	20
2017-2021	93
Medicare Part D Subsidy [Member]
Expected Future Benefit Payments
2012	2
2013	3
2014	3
2015	3
2016	3
2017-2021	$ 3